Financial liabilities - Disclosure of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 4,309	€ 4,924
Non-current financial liabilities	91,010	45,978
Total financial liabilities	95,320	50,902
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,210	1,261
Non-current financial liabilities	1,889	2,969
Repayable BPI loan advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	804	689
Non-current financial liabilities	136	1,258
PGE Loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,571	2,543
Non-current financial liabilities	0	1,547
EIB Loan
Disclosure Of Changes In Financial Liabilities [Line Items]
Non-current financial liabilities	18,100	19,000
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	725	430
Non-current financial liabilities	47,717	40,204
Royalty Financing
Disclosure Of Changes In Financial Liabilities [Line Items]
Non-current financial liabilities	41,269
Royalty Financing | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	0	0
Non-current financial liabilities	€ 41,269	€ 0